Unit-Based Payments	12 Months Ended
Dec. 31, 2011
Unit-Based Payments

14. Unit-Based Payments

Long-Term Incentive Plan

Authoritative accounting literature establishes standards for transactions in which an entity exchanges its equity instruments for goods and services. These standards require us to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award.

The Penn Virginia Resource GP, LLC Sixth Amended and Restated Long-Term Incentive Plan (“LTIP”) permits the grant of common units, deferred common units, unit options, restricted units and phantom units to employees and directors of our general partner and its affiliates. Common units and deferred common units granted under the LTIP are immediately vested, and we recognize compensation expenses related to those grants on the grant date. Restricted units and phantom units granted under the LTIP generally vest over a three-year period, and we recognize compensation expense related to those grants on a straight-line basis over the vesting period. Compensation expense related to these grants is recorded in the general and administrative expenses caption on our Consolidated Statements of Income. As of December 31, 2011, the LTIP permitted the grant of awards covering an aggregate of 3,000,000 common units to employees and directors of our general partner and employees of its affiliates who perform services for us. Common units delivered under the LTIP may consist of newly issued common units or common units acquired in the open market.

In connection with the normal three-year vesting of phantom and restricted units, as well as common unit and deferred common unit awards, we recognized the following expenses during the periods presented:

	2011	2010	2009
Restricted units	$—	$1,172	$2,453
Phantom units	3,025	6,155	1,769
Director deferred and common units	820	1,221	1,016

	$3,845	$8,548	$5,238

Common Units. Our general partner granted 2,176 common units at a weighted average grant-date fair value of $25.23 per unit to non-employee directors in 2011. Our general partner granted 1,448 common units at a weighted average grant-date fair value of $23.41 per unit to non-employee directors in 2010. Our general partner granted 1,871 common units at a weighted average grant-date fair value of $15.46 per unit to non-employee directors in 2009. The fair value of the common units is calculated based on the grant-date unit price.

Deferred Common Units. A portion of the compensation to non-employee directors is paid in deferred common units. Each deferred common unit represents one common unit, which vests immediately upon issuance and is available to the holder upon termination or retirement from the board of directors.

Prior to the Merger, the PVG GP, LLC Amended and Restated Long-Term Incentive Plan (“the PVG LTIP”) likewise permitted the granting of PVG common units, deferred common units, unit options, restricted units and phantom units to employees and directors of the general partner and its affiliates. At the time of the Merger, deferred PVG common units held on account of PVG’s directors were automatically converted to deferred PVR common units at the rate of 0.98 deferred PVR common units for each deferred PVG common unit.

The following is a summary of deferred common unit activity for the periods presented:

	Number of Deferred Common Units	Weighted Average Grant-Date Fair Value
Balance at January 1, 2009	63,569	$23.98
Granted and vested	35,819	$15.62

Balance at December 31, 2009	99,388	$20.97
Granted and vested	27,194	$24.00

Balance at December 31, 2010	126,582	$21.62
Granted and vested	113,400	$26.99
Converted to common units	(2,839)	$18.16

Balance at December 31, 2011	237,143	$24.23

The aggregate intrinsic value of vested deferred common units at December 31, 2011, was $3.1 million. The fair value of the deferred common units is calculated based on the grant-date unit price.

Restricted Units. Restricted units vest upon terms established by the Compensation and Benefits Committee (the “Committee”). In addition, all restricted units will vest upon a change of control of our general partner. If a grantee’s employment with, or membership on the board of directors of, our general partner terminates for any reason, the grantee’s unvested restricted units will be automatically forfeited unless, and to the extent that, the Committee provides otherwise. Distributions payable with respect to restricted units may, in the Committee’s discretion, be paid directly to the grantee or held by our general partner and made subject to a risk of forfeiture during the applicable restriction period. Restricted units generally vest over a three-year period, with one-third vesting in each year. The fair value of the restricted units is calculated based on the grant-date unit price.

Because PVA’s divestiture of PVG was considered a change of control under the LTIP, all unvested restricted units granted to employees performing services for the benefit of us were considered vested on the date of the divestiture. In total, approximately 36 thousand restricted units vested and the restrictions were lifted. No additional restricted units were granted in 2011.

The total grant-date fair value of restricted units that vested in 2010 and 2009 was $2.4 million and $3.5 million.

Phantom Units. A phantom unit entitles the grantee to receive a common unit upon the vesting of the phantom unit, or in the discretion of the Committee, the cash equivalent of the value of a common unit. The Committee determines the time period over which phantom units granted to employees and directors will vest. In addition, all phantom units will vest upon a change of control of our general partner. If a director’s membership on the board of directors of our general partner terminates for any reason, or an employee’s employment with our general partner and its affiliates terminates for any reason other than retirement after reaching age 62, the grantee’s phantom units will be automatically forfeited unless, and to the extent, the Committee provides otherwise.

Generally, we pay distributions for all of our unvested phantom units. Payments of distribution associated with phantom units that are expected to vest are recorded as capital distributions; however, payments associated with phantom units that are not expected to vest are recorded as compensation expense. During 2011, we granted 261 thousand phantom units at a weighted average grant-date fair value of $29.14, including 155 thousand time-based phantom units and 106 thousand performance-based phantom units. During 2010, we granted 261 thousand time-based phantom units at a weighted average grant-date fair value of $23.41. During 2009, we granted 355 thousand time-based phantom units at a weighted average grant-date fair value of $11.59.

Time-based phantom units vest over a three-year period, with one-third vesting in each year. A portion of the vested units were withheld for payroll taxes with the recipient receiving the net vested units. The fair value of time-based phantom units is calculated based on the grant-date unit price.

Performance-based phantom units were first granted in 2011 and cliff-vest at the end of a three year period. The number of units that vest could range from 0% to 200% and depends on the outcome of unit market performance compared to peers and key results of operations metrics. Performance-based phantom units are entitled to forfeitable distribution equivalent rights which accumulate over the term of the units and will be paid in cash to the grantees at the date of vesting. The fair value of each performance-based phantom unit was estimated on the date of grant as $30.92 using a Monte Carlo simulation approach that uses the assumptions noted in the following table. Expected volatilities are based on historical changes in the market value of our common units. We base the risk-free interest rate on the U.S. Treasury rate for the week of the grant having a term equal to the expected life of the phantom units, continuously compounded.

2011
Expected volatility	54.53%
Expected life	2.6 years
Risk-free interest rate	0.83%

The following table summarizes the status of our nonvested phantom units as of December 31, 2011 and changes during the year then ended:

	Nonvested Phantom Units	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2011	97,733	$23.91
Granted	260,892	$29.14
Vested	(35,296)	$24.22
Forfeited	(1,609)	$27.94

Nonvested at December 31, 2011	321,720	$28.10

At December 31, 2011, we had $6.5 million of total unrecognized compensation cost related to nonvested phantom units. We expect that cost to be recognized over a weighted-average period of 2.0 years. The total grant-date fair value of phantom units that vested in 2011, 2010 and 2009 was $0.9 million, $6.6 million and $0.9 million. The aggregate intrinsic value at December 31, 2011, of phantom units expected to vest was $9.0 million.